GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	10 Months Ended
Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The following table presents a breakdown of the Company’s general and administrative expenses:

Period from March 16, 2023 (inception) through December 31, 2023
Professional and consulting fees	$1,586,680
Legal and book-keeping services	347,835
Payroll and related taxes	443,672
Marketing and advertisement	119,363
Other	178,148
$2,675,698